Cash and Cash Equivalents and Restricted Cash (Tables)	9 Months Ended
Sep. 30, 2021
Cash and Cash Equivalents and Restricted Cash
Schedule of cash and cash equivalent and restricted cash

	September 30, 2021	December 31, 2020
Cash and cash equivalents	$145,597	$90,626
Restricted	—	15,500
	$145,597	$106,126